Selected Statements of Income (Loss) Data - Schedule of Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Numerator for basic net income per Ordinary Share (in Dollars)	$ 6,968	$ 3,713	$ (2,257)
Numerator for dilutive net income (loss) per Ordinary Share (in Dollars)	$ 6,968	$ 3,713	$ (2,257)
Denominator for basic net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	15,666,457	15,098,642	14,525,449
Effect of dilutive securities:
Share-based compensation granted	488,693	199,305
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	16,155,150	15,297,947	14,525,449